DEBT (Tables)	12 Months Ended
Dec. 31, 2021
Debt [abstract]
Schedule of movement in debt

	Note	Credit Facilities	Convertible debentures	Total
Balance at December 31, 2019		$109,430	$37,105	$146,535
Amortization of discount		420	1,661	2,081
Drawdowns		65,000	-	65,000
Payments		(55,000)	-	(55,000)
Balance at December 31, 2020		119,850	38,766	158,616
Transaction costs		(3,036)	-	(3,036)
Acquisition of Roxgold	6	31,711	-	31,711
Amortization of discount		242	1,641	1,883
Extinguishment of debt		603	-	603
Payments		(32,288)	-	(32,288)
Balance at December 31, 2021		$117,082	$40,407	$157,489
Non-current portion		$117,082	$40,407	$157,489